Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table provides information as of December 31, 2025 and 2024 about the Plan’s financial assets carried at fair value on a recurring basis.

2025	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs
(In thousands)	(Level 1)	(Level 2)	Total
Assets at fair value:
Common stock	$775,757	$—	$775,757
Pooled separate accounts:
Fixed maturities	—	307,268	307,268
Equity securities	—	10,218,818	10,218,818
Total assets at fair value	$775,757	$10,526,086	$11,301,843

2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs
(In thousands)	(Level 1)	(Level 2)	Total
Assets at fair value:
Common stock	$885,305	$—	$885,305
Pooled separate accounts:
Fixed maturities	—	278,518	278,518
Equity securities	—	9,362,630	9,362,630
Total assets at fair value	$885,305	$9,641,148	$10,526,453